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                              INTRUST FUNDS TRUST

July 1, 1997

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re: INTRUST  Funds Trust (the "Trust"): File Nos. 333-447 and 811-7505

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

As a secretary of the Trust, I hereby certify that the Trust's definitive Prospectus and Statement of Additional Information, each dated January 8, 1997 as supplemented June 27, 1997, which would have been filed by the Trust pursuant to Rule 497(c), would not have differed from that contained in the Trust's most recent Post-Effective Amendment on Form N-1A, filed pursuant to EDGAR on June 27, 1997.

If you have any questions concerning this filing, please do not hesitate to call me at (614) 470-8619.

Sincerely,

/s/ Ellen Stoutamire
Ellen Stoutamire
Secretary
INTRUST Funds Trust